DEVELOPMENT GRANT (Details Narrative)		12 Months Ended
	Jun. 07, 2012 CAD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2012 USD ($)
Grants Refund Percentage	2.50%
Revenue from Grants	$ 225,000
Maximum [Member]
Grants Receivable			$ 300,000